Cover	Jul. 26, 2021	Jul. 23, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Jul. 23, 2021
Entity File Number		000-56224
Entity Registrant Name		HARVEST HEALTH & RECREATION INC.
Entity Central Index Key		0001760439
Entity Tax Identification Number		84-3264202
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One		1155 W. Rio Salado Parkway
Entity Address, Address Line Two		Suite 201
Entity Address, City or Town		Tempe
Entity Address, State or Province		AZ
Entity Address, Postal Zip Code		85281
City Area Code		(480)
Local Phone Number		494-2261
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		true
Entity Information, Former Legal or Registered Name		Not Applicable